Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2024 USD ($)
2025
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 517,656
2026
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	399,889
2027
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	328,238
2028
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	283,234
2029
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	267,708
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 766,477